Document and Entity Information	Oct. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
AIG Focused Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	FDSAX
AIG Focused Dividend Strategy Fund | Class B
Prospectus:
Trading Symbol	FDSBX
AIG Focused Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	FDSTX
AIG Focused Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	FDSWX
AIG Focused Dividend Strategy Fund | Class T
Prospectus:
Trading Symbol	AFDTX
AIG Strategic Value Fund | Class A
Prospectus:
Trading Symbol	SFVAX
AIG Strategic Value Fund | Class C
Prospectus:
Trading Symbol	SFVTX
AIG Strategic Value Fund | Class T
Prospectus:
Trading Symbol	SFTTX
AIG Strategic Value Fund | Class W
Prospectus:
Trading Symbol	SFVWX
AIG Active Allocation Fund | Class A
Prospectus:
Trading Symbol	FBAAX
AIG Active Allocation Fund | Class B
Prospectus:
Trading Symbol	FBABX
AIG Active Allocation Fund | Class C
Prospectus:
Trading Symbol	FBACX
AIG Multi-Asset Allocation Fund | Class A
Prospectus:
Trading Symbol	FASAX
AIG Multi-Asset Allocation Fund | Class B
Prospectus:
Trading Symbol	FMABX
AIG Multi-Asset Allocation Fund | Class C
Prospectus:
Trading Symbol	FMATX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund A Shares
Prospectus:
Trading Symbol	SDVAX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund C Shares
Prospectus:
Trading Symbol	SDVCX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund W Shares
Prospectus:
Trading Symbol	SDVWX